Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.5% of Net Assets
	ABS Car Loan — 1.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,072,456
1,641,038	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,553,893
1,550,298	Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.430%, 4/15/2026	1,549,226
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	595,307
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,582,968
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	611,550
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	726,829
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,239,009
		13,931,238
	ABS Other — 0.3%
104,806	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032(a)	104,086
328,020	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	323,151
517,129	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	511,402
271,545	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	254,060
388,751	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	367,587
523,542	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	503,694
		2,063,980
	ABS Student Loan — 0.8%
1,319,597	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	1,228,593
412,697	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	373,369
1,418,297	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	1,229,323
3,343,441	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,885,089
731,673	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	660,917
		6,377,291
	Agency Commercial Mortgage-Backed Securities — 26.6%
5,056,561	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	5,030,834
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,490,738
19,022,225	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	17,299,407
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,242,512
7,892,953	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,493,160
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,127,215	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 5.511%, 1/25/2028(b)	$2,099,757
5,399,467	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 5.511%, 8/25/2028(b)	5,303,136
12,462,944	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 5.531%, 9/25/2028(b)	12,308,491
1,242,316	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 5.835%, 10/25/2025(b)	1,237,054
5,154,538	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 5.945%, 10/25/2026(b)	5,136,947
1,484,750	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.860%, 1/25/2027(b)	1,479,558
4,988,786	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 6.145%, 2/25/2027(b)	4,995,498
6,561,532	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 6.231%, 2/25/2027(b)	6,616,937
17,369,057	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 6.245%, 3/25/2030(b)	17,346,763
17,369,057	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 6.331%, 3/25/2030(b)	17,614,535
3,001,174	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 5.915%, 5/25/2030(b)	2,990,174
2,769,364	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.911%, 5/25/2030(b)	2,752,249
3,838,394	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 5.885%, 6/25/2030(b)	3,809,102
2,156,646	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.841%, 6/25/2030(b)	2,145,304
808,155	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.805%, 6/25/2027(b)	804,112

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$606,116	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.731%, 6/25/2027(b)	$601,454
588,161	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 5.745%, 7/25/2030(b)	580,802
494,802	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 5.651%, 7/25/2030(b)	486,129
161,511	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 5.745%, 8/25/2030(b)	159,937
430,552	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 5.661%, 8/25/2030(b)	424,033
510,264	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 5.735%, 8/25/2027(b)	507,939
455,651	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 5.651%, 8/25/2027(b)	451,661
377,566	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 5.725%, 10/25/2027(b)	374,961
453,324	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 5.641%, 10/25/2027(b)	447,853
2,965,584	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 5.581%, 12/25/2030(b)	2,915,474
6,744,487	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	6,615,050
8,209,651	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	8,026,583
6,011,340	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	5,735,719
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,386,089
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	15,950,740
8,515,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 6.095%, 8/25/2029(b)	8,515,022
2,855,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 5.785%, 4/25/2030(b)	2,830,801
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$3,140,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 5.701%, 4/25/2030(b)	$3,108,653
559,146	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q008, Class A, 30 day USD SOFR Average + 0.504%, 5.835%, 10/25/2045(b)	556,775
3,912,089	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,630,618
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,092,981
702,319	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 5.905%, 1/25/2027(b)	699,644
69,941	Government National Mortgage Association, Series 2003-72, Class Z, 5.414%, 11/16/2045(b)	68,047
		203,363,233
	Collateralized Mortgage Obligations — 9.9%
38,897	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	37,561
356,916	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	359,486
543,788	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	541,992
188,403	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	187,514
520,741	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.561%, 6/15/2048(b)(d)	474,723
395,101	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 3.891%, 12/15/2036(b)(d)	391,253
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 0.000%, 6/15/2043(b)(c)	90,653
4,557	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 3.977%, 3/25/2044(b)(c)	3,898
229,423	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 6.212%, 10/25/2044(b)(c)	206,237
367	Federal National Mortgage Association, Series 1994-42, Class FD, REMICS, 10 yr. CMT - 0.500%, 3.930%, 4/25/2024(b)(c)	355
5,219	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.471%, 8/25/2042(b)(c)	4,802
491,906	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	493,043
2,231	Federal National Mortgage Association, Series 2005-100, Class BQ, REMICS, 5.500%, 11/25/2025(c)	2,152
276,919	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 5.692%, 7/25/2037(b)(c)	266,686
489,774	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.494%, 8/25/2038(b)	474,056
998,218	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 5.902%, 6/25/2042(b)(c)	964,857

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,121,284	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 6.002%, 6/25/2042(b)	$1,102,009
2,646,158	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 5.962%, 8/25/2042(b)	2,589,915
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,745,278
2,966,544	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 5.852%, 2/25/2045(b)	2,887,816
4,099,569	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 5.573%, 6/25/2050(b)	3,989,450
838,629	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 5.672%, 2/20/2035(b)(c)	825,088
640,614	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 5.992%, 10/20/2037(b)(c)	634,169
112,530	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 6.622%, 11/20/2059(b)(c)	111,325
402,290	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 5.767%, 10/20/2060(b)	399,817
318,532	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 10/20/2060(b)	316,666
246,346	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 5.817%, 12/20/2060(b)	244,996
12,715	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 6.037%, 2/20/2061(b)(c)	12,554
28,383	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)	26,130
3	Government National Mortgage Association, Series 2012-124, Class HT, 0.000%, 7/20/2032(b)(c)	3
1,832,114	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 5.722%, 9/20/2038(b)	1,825,433
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 5.500%, 5/20/2062(b)(c)	84
178,004	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.957%, 8/20/2062(b)	177,067
9,272	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.771%, 10/20/2062(b)(c)	8,568
11,184	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.819%, 12/20/2062(b)(c)	10,549
411,183	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 3/20/2063(b)(c)	404,096
610,231	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 5.837%, 3/20/2063(b)	607,060
77,401	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 5.907%, 5/20/2063(b)(c)	76,236
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,512,565	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.939%, 7/20/2064(b)	$2,499,746
2,280,883	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.937%, 7/20/2064(b)	2,268,707
1,409,966	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 5.909%, 2/20/2065(b)	1,402,882
4,744	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	4,280
203,937	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 5.917%, 4/20/2065(b)	202,903
1,811,042	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,753,555
1,808	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 5.687%, 4/20/2065(b)(c)	1,677
1,156,684	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 5.667%, 5/20/2065(b)	1,148,719
21,746	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 5.737%, 7/20/2065(b)(c)	20,148
1,466	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.137%, 10/20/2065(b)(c)	1,413
2,505	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.117%, 8/20/2061(b)(c)	2,405
2,763,227	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.357%, 2/20/2066(b)	2,754,226
642,052	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 5.987%, 9/20/2066(b)	639,145
1,975,444	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 6.187%, 2/20/2067(b)	1,960,627
2,431	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD SOFR + 0.314%, 5.637%, 10/20/2064(b)(c)	2,352
4,017,823	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD SOFR + 0.795%, 5.027%, 6/20/2068(b)	3,979,756
67,658	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 5.787%, 9/20/2068(b)	67,156
6,252,663	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 5.857%, 9/20/2068(b)	6,130,211
5,757,300	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,483,291
658,332	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.860%, 8/20/2069(b)	657,512
1,546,504	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 5.857%, 4/20/2048(b)	1,482,664
2,994,018	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 5.907%, 5/20/2046(b)	2,818,359

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,383,144	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.910%, 1/20/2070(b)	$1,376,773
3,188,963	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 6.037%, 1/20/2070(b)	3,171,291
3,644,751	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 5.937%, 6/20/2069(b)	3,619,356
5,918,333	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 6.087%, 4/20/2070(b)	5,906,236
3,614,240	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 5.837%, 5/20/2070(b)	3,598,992
		75,447,959
	Hybrid ARMs — 2.1%
140,623	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.903%, 4.453%, 4/01/2037(b)	140,300
70,012	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 4.498%, 2/01/2035(b)	71,548
248,548	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 4.538%, 3/01/2036(b)	254,346
57,509	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.678%, 4.875%, 3/01/2038(b)	56,770
128,920	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.731%, 5.070%, 4/01/2037(b)	129,268
597,557	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.897%, 5.275%, 9/01/2041(b)	592,552
647,989	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.268%, 5.342%, 2/01/2036(b)	658,294
66,728	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.771%, 5.471%, 11/01/2038(b)	66,119
190,396	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 5.586%, 4/01/2036(b)	189,225
208,963	Federal Home Loan Mortgage Corp., 6 mo. RFUCC Treasury + 1.770%, 5.643%, 6/01/2037(b)	205,022
70,853	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.203%, 5.769%, 9/01/2038(b)	70,288
36,043	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.750%, 5.802%, 12/01/2037(b)	35,929
1,003,722	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.840%, 5.817%, 1/01/2046(b)	1,027,864
1,035,302	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.249%, 5.870%, 3/01/2037(b)	1,056,596
74,227	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.703%, 5.885%, 11/01/2038(b)	73,878
408,077	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.765%, 6.015%, 9/01/2035(b)	409,810
129,755	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.936%, 6.094%, 12/01/2034(b)	129,177
179,849	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.149%, 7/01/2033(b)	178,485
243,188	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.201%, 9/01/2038(b)	248,583
402,933	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 6.328%, 2/01/2036(b)	405,972
109,289	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 4.050%, 12/01/2041(b)	109,095
169,128	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.734%, 4.188%, 2/01/2037(b)	169,125
279,590	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 4.310%, 1/01/2036(b)	281,438
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$28,173	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.565%, 4.315%, 4/01/2037(b)	$28,092
456,355	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.820%, 4.445%, 2/01/2047(b)	457,927
396,764	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.820%, 4.520%, 3/01/2037(b)	397,176
34,332	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.728%, 4.542%, 1/01/2037(b)	34,357
85,576	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 4.544%, 3/01/2034(b)	87,525
80,869	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 4.740%, 4/01/2034(b)	79,867
111,580	Federal National Mortgage Association, 1 yr. CMT + 2.147%, 4.742%, 9/01/2034(b)	113,606
209,869	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 4.845%, 6/01/2036(b)	209,672
447,912	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.706%, 5.043%, 9/01/2037(b)	460,273
529,157	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.550%, 5.099%, 4/01/2037(b)	539,019
42,328	Federal National Mortgage Association, 1 yr. CMT + 2.211%, 5.211%, 4/01/2033(b)	42,334
17,106	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.807%, 5.267%, 7/01/2041(b)	17,009
109,987	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.677%, 5.344%, 11/01/2036(b)	110,666
879,721	Federal National Mortgage Association, 1 yr. CMT + 2.216%, 5.405%, 10/01/2034(b)	898,484
368,897	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.558%, 5.465%, 7/01/2035(b)	371,818
97,400	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 5.478%, 8/01/2036(b)	100,693
128,869	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 5.492%, 5/01/2035(b)	131,026
683,314	Federal National Mortgage Association, 1 yr. CMT + 2.174%, 5.496%, 12/01/2040(b)	696,954
655,276	Federal National Mortgage Association, 1 yr. CMT + 2.227%, 5.532%, 4/01/2034(b)	665,456
66,683	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.514%, 5.764%, 8/01/2035(b)	65,674
335,196	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.585%, 5.772%, 9/01/2037(b)	334,004
78,179	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.729%, 5.804%, 11/01/2035(b)	79,967
242,897	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 2.064%, 5.833%, 7/01/2037(b)	246,476
148,470	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.616%, 5.866%, 8/01/2038(b)	147,165
125,535	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.667%, 5.917%, 10/01/2033(b)	125,495
212,663	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.681%, 5.931%, 7/01/2038(b)	211,107
138,973	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 5.933%, 6/01/2033(b)	138,720
49,031	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 5.934%, 9/01/2036(b)	48,953
87,228	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.713%, 5.963%, 8/01/2034(b)	85,793
270,875	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.020%, 6/01/2037(b)	274,244
669,787	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 10/01/2041(b)	686,303

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$740,566	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.219%, 11/01/2033(b)	$756,871
57,716	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 2.473%, 6.223%, 6/01/2035(b)	57,222
125,924	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.223%, 8/01/2035(b)	125,085
48,645	Federal National Mortgage Association, 1 yr. CMT + 2.440%, 6.266%, 8/01/2033(b)	48,551
83,832	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.352%, 10/01/2033(b)	83,351
19,481	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.161%, 2/01/2037(b)	19,761
198,515	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.545%, 7.259%, 7/01/2035(b)	201,174
		15,737,554
	Mortgage Related — 0.9%
9,438	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	9,206
94,413	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2024 to 2042(e)	92,061
18,404	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2025 to 2034(e)	18,336
97,489	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	101,214
18	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	18
67,622	Federal National Mortgage Association, 3.000%, 3/01/2042	62,485
483,773	Federal National Mortgage Association, 5.000%, with various maturities from 2037 to 2038(e)	491,572
138,022	Federal National Mortgage Association, 5.500%, 3/01/2033	142,131
123,229	Federal National Mortgage Association, 6.500%, with various maturities from 2032 to 2037(e)	128,813
23,070	Federal National Mortgage Association, 7.500%, with various maturities from 2030 to 2032(e)	23,250
106,141	Government National Mortgage Association, 4.140%, with various maturities from 2061 to 2063(b)(e)	103,272
13,823	Government National Mortgage Association, 4.390%, 12/20/2062(b)	13,559
54,806	Government National Mortgage Association, 4.437%, 1/20/2064(b)	54,206
1,697,315	Government National Mortgage Association, 4.468%, 10/20/2065(b)	1,666,047
611,832	Government National Mortgage Association, 4.563%, 2/20/2066(b)	602,691
176,525	Government National Mortgage Association, 4.577%, 11/20/2063(b)	173,918
1,776	Government National Mortgage Association, 4.592%, 8/20/2062(b)	1,744
53,049	Government National Mortgage Association, 4.630%, with various maturities from 2062 to 2063(b)(e)	52,521
6,499	Government National Mortgage Association, 4.644%, 2/20/2062(b)	6,256
9,619	Government National Mortgage Association, 4.677%, 8/20/2061(b)	9,487
326,773	Government National Mortgage Association, 4.700%, with various maturities from 2061 to 2064(b)(e)	323,435
1,675	Government National Mortgage Association, 4.859%, 4/20/2061(b)	1,651
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$4,306	Government National Mortgage Association, 6.000%, 12/15/2031	$4,462
18,417	Government National Mortgage Association, 6.500%, 5/15/2031	18,981
13,602	Government National Mortgage Association, 7.000%, 10/15/2028	13,697
692,603	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.762%, 7.144%, 2/20/2061(b)	700,869
567,530	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.890%, 7.296%, 2/20/2063(b)	576,556
396,957	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.149%, 7.524%, 3/20/2063(b)	405,948
472,440	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.233%, 7.634%, 6/20/2065(b)	482,554
404,407	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.250%, 7.646%, 5/20/2065(b)	411,221
268,774	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.331%, 7.740%, 2/20/2063(b)	273,949
		6,966,110
	Non-Agency Commercial Mortgage-Backed Securities — 3.5%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,381,531
855,000	BANK, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	903,203
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.617%, 10/15/2037, 144A(a)(b)	3,849,695
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.887%, 12/15/2038, 144A(a)(b)	1,735,954
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.362%, 5/15/2039(a)(b)	4,657,205
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,657,900
1,030,941	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	897,486
622,752	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	621,662
1,633,529	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,599,213
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.627%, 10/15/2043(a)(b)	2,374,038
2,436,281	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	2,180,353
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.912%, 2/15/2039, 144A(a)(b)	3,193,357
2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, PRIME + 0.000%, 8.500%, 11/15/2027(a)(b)	2,113,903
		27,165,500
	Treasuries — 48.6%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,517,052
3,620,000	U.S. Treasury Notes, 2.750%, 4/30/2027	3,482,129
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	67,983,497
4,890,000	U.S. Treasury Notes, 3.750%, 12/31/2028	4,867,460
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,933,068
10,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	10,447,831
12,315,000	U.S. Treasury Notes, 4.000%, 2/29/2028	12,355,409
42,930,000	U.S. Treasury Notes, 4.000%, 6/30/2028	43,132,911
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,303,143
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,723,839
23,665,000	U.S. Treasury Notes, 4.250%, 5/31/2025	23,578,105

Principal Amount	Description	Value (†)
	Treasuries — continued
$43,870,000	U.S. Treasury Notes, 4.250%, 12/31/2025	$43,861,432
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,911,553
30,065,000	U.S. Treasury Notes, 4.625%, 6/30/2025	30,136,639
20,570,000	U.S. Treasury Notes, 4.625%, 3/15/2026	20,748,381
5,565,000	U.S. Treasury Notes, 4.625%, 11/15/2026	5,652,823
18,775,000	U.S. Treasury Notes, 4.750%, 7/31/2025	18,860,074
14,700,000	U.S. Treasury Notes, 4.875%, 10/31/2028	15,344,273
3,710,000	U.S. Treasury Notes, 5.000%, 8/31/2025	3,744,202
10,600,000	U.S. Treasury Notes, 5.000%, 10/31/2025	10,720,906
		372,304,727
	Total Bonds and Notes (Identified Cost $738,096,472)	723,357,592

Short-Term Investments — 13.2%
5,671,039	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $5,672,614 on 1/02/2024 collateralized by $5,681,600 U.S. Treasury Note, 4.125% due 9/30/2027 valued at $5,784,506 including accrued interest(f)	5,671,039
Principal Amount	Description	Value (†)

$43,775,000	Federal National Mortgage Association Discount Notes, 5.220%, 1/02/2024(g)	$43,749,659
32,070,000	U.S. Treasury Bills, 5.190%–5.221%, 1/09/2024(g)(h)	32,037,298
19,955,000	U.S. Treasury Bills, 5.211%–5.256%, 1/02/2024(g)(h)	19,955,000
	Total Short-Term Investments (Identified Cost $101,427,566)	101,412,996
	Total Investments — 107.7% (Identified Cost $839,524,038)	824,770,588
	Other assets less liabilities — (7.7)%	(58,914,488)
	Net Assets — 100.0%	$765,856,100

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$40,271,381 or 5.3% of net assets.

(b)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.

(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$70,147,646	$5,300,313	$75,447,959
All Other Bonds and Notes(a)	—	647,909,633	—	647,909,633
Total Bonds and Notes	—	718,057,279	5,300,313	723,357,592
Short-Term Investments	—	101,412,996	—	101,412,996
Total Investments	$—	$819,470,275	$5,300,313	$824,770,588

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or December 31, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$5,429,401	$—	$(8,062)	$90,326	$2,147	$(228,704)	$15,205	$—	$5,300,313	$75,960
A debt security valued at $15,205 was transferred from Level 2 to Level 3 during the period ended December 31, 2023. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2023, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Industry Summary at December 31, 2023 (Unaudited)
Treasuries	48.6%
Agency Commercial Mortgage-Backed Securities	26.6
Collateralized Mortgage Obligations	9.9
Non-Agency Commercial Mortgage-Backed Securities	3.5
Hybrid ARMs	2.1
Other Investments, less than 2% each	3.8
Short-Term Investments	13.2
Total Investments	107.7
Other assets less liabilities	(7.7)
Net Assets	100.0%